Expense Example, No Redemption - PUTNAM NEW JERSEY TAX EXEMPT INCOME FUND - Class C Shares	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 160
Expense Example, No Redemption, 3 Years	496
Expense Example, No Redemption, 5 Years	856
Expense Example, No Redemption, 10 Years	$ 1,667